PARENT ONLY FINANCIAL INFORMATION - Condensed Balance Sheets (Parenthetical) (Details) ¥ in Thousands	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00005		$ 0.00005
Ordinary shares, shares authorized		2,002,000,000		2,002,000,000
Redeemable preferred shares
Redeemable preferred shares
Preferred Stock, Par or Stated Value Per Share | $ / shares	0.00005		0.00005
Preferred Stock, Shares Authorized		150,000		150,000
Preferred Stock, Shares Issued		150,000		150,000
Preferred Stock, Shares Outstanding		150,000		150,000
Redemption value | ¥		¥ 980,910		¥ 1,061,981
Liquidation value | ¥		¥ 2,576,578		¥ 1,537,636
Class A
Ordinary shares
Ordinary shares, shares issued		1,427,590,059		1,148,842,379
Ordinary shares, shares outstanding		1,427,590,059		1,148,842,379
Class B
Ordinary shares
Ordinary shares, shares issued		67,590,336		67,590,336
Ordinary shares, shares outstanding		67,590,336		67,590,336
Parent Company | Reportable Legal Entities
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares	0.00005		0.00005
Ordinary shares, shares authorized		2,002,000,000		2,002,000,000
Parent Company | Reportable Legal Entities | Redeemable preferred shares
Redeemable preferred shares
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.00005		$ 0.00005
Preferred Stock, Shares Authorized		150,000		150,000
Preferred Stock, Shares Issued		150,000		150,000
Preferred Stock, Shares Outstanding		150,000		150,000
Redemption value | ¥		¥ 980,910		¥ 1,061,981
Liquidation value | ¥		¥ 2,576,578		¥ 1,537,636
Parent Company | Reportable Legal Entities | Class A
Ordinary shares
Ordinary shares, shares issued		1,427,590,059		1,148,842,379
Ordinary shares, shares outstanding		1,427,590,059		1,148,842,379
Parent Company | Reportable Legal Entities | Class B
Ordinary shares
Ordinary shares, shares issued		67,590,336		67,590,336
Ordinary shares, shares outstanding		67,590,336		67,590,336